Stock-based Compensation	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation:
Old Xanadu Long Term Incentive Plan
Upon the Closing of the Reverse Recapitalization, each outstanding option to purchase Old Xanadu Voting Common Shares, under the Company's 2017 Equity Incentive Plan (the "2017 Plan") and the 2018 Equity Incentive Plan (the "2018 Plan"), was exchanged for a Xanadu Class A Multiple Voting Share Option, and each option to purchase Old Xanadu Non-Voting Common Shares was exchanged for a Xanadu Class B Subordinate Voting Share Option.
The number of Xanadu shares subject to each assumed option was determined by multiplying the number of Old Xanadu common shares subject to the original option by the Exchange Ratio (rounded down to the nearest whole share). The per-share exercise price was determined by dividing the prior exercise price by the Exchange Ratio and rounded pursuant to the Plan of Arrangement. All other terms and conditions, including vesting schedules and expiration terms, remain unchanged. As of the Closing, the strike price was converted from Canadian dollars to U.S. dollars to align with the trading of the Xanadu Class B Subordinate Voting Shares on the Nasdaq market.
The Board of Directors of Old Xanadu authorized the grant of restricted shares and stock options for up to 1,393,773 non-voting common shares under the Company’s 2017 Plan and 5,749,323 non-voting common shares under the 2018 Plan. After giving effect to the Exchange Ratio, these authorizations represent 15,726,911 and 64,873,614 adjusted shares, respectively.
The options granted to date under the 2017 Plan and 2018 Plan have a service condition with the following vesting terms: (a) 25% of the options granted vest on a date that is one year after the date the service period begins and (b) the remaining unvested options vest in equal monthly installments for an additional 36 months.
Options generally expire 10 years from the original grant date or 90 days from an employee’s termination date. However, the Company has granted expiration extensions to certain terminated employees to June 30, 2026 and in one instance, to November 27, 2026.
With the Closing of the Reverse Recapitalization in the first quarter of 2026, no new equity awards will be granted under the 2017 Plan and the 2018 Plan. In connection with the Reverse Recapitalization, new grants will be issued under the Omnibus Long Term Incentive Plan described below.
As of March 31, 2026, all options have been granted under the 2017 Plan and 17,635,998 options remain outstanding under the 2018 Plan.
Omnibus Long Term Incentive Plan
The Company’s Board of Directors adopted the Xanadu Omnibus Long Term Incentive Plan (the "Omnibus Plan") in connection with the Closing of the Reverse Recapitalization. The Omnibus Plan reserves an amount of Xanadu shares for grant equal to 15% of the Xanadu shares issued and outstanding from time to time. The Company's equity awards corresponding to Old Xanadu equity awards do not reduce the number of shares available for issuance under the Omnibus Plan. The Omnibus Plan permits the grant of several award types, including:
•Stock Options (Incentive Stock Options and Non-Qualified Stock Options).
•Share Appreciation Rights (SARs),
•Restricted Share Units (RSUs) and Performance Share Units (PSUs) and;
•Deferred Share Units (DSUs).
No awards have been granted as of March 31, 2026 under the Omnibus Plan.
The following is a summary of the Company’s stock options activity (as adjusted for the Exchange Ratio) during the three months ended March 31, 2026 (1):

	Number of Options	Weighted average exercise price (USD)	Weighted average remaining contractual term (years)	Aggregate intrinsic value (USD)
Balance as of December 31, 2025 (1)	49,486,556	$1.19	6.65	$290,074
Granted (1)	—	—
Exercised (1)	1,920,273	0.65
Expired and forfeited (1)	328,667	1.52
Balance as of March 31, 2026 (2)	47,237,616	$1.21	6.45	$304,683
Exercisable as of March 31, 2026	31,038,814	$0.09	7.57	$234,840
Unvested as of March 31, 2026	16,198,802	$3.02	4.64	$75,162
(1) Recast to reflect the Exchange Ratio established in the Reverse Recapitalization.
(2) Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization.
As of March 31, 2026 there were 3,261,109 options to purchase Xanadu Class A Multiple Voting Shares and 43,976,507 options to purchase Xanadu Class B Subordinate Voting shares issued and outstanding. There were no options granted during the three months ended March 31, 2026 and 2025.
For the three months ended March 31, 2026 and 2025, the total intrinsic value of stock options exercised was C$16,869 and C$151, respectively.
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Cost of revenue	$22	$10
Research and development	1,013	643
General and administrative	351	140
Sales and marketing	22	18
Total stock-based compensation expense	$1,408	$811
Stock-based compensation capitalized to intangible assets for the three months ended March 31, 2026 and 2025 was $31 and $53, respectively.
As of March 31, 2026, total unrecognized stock-based compensation cost related to unvested stock options was $14,203. This amount will be recognized over a weighted-average period of approximately 1.55 years.